Financial Instruments (Details) - Schedule of Financial Assets and Liabilities - PEN (S/) S/ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Loans and accounts receivable at amortized cost:
Cash and cash equivalents		S/ 1,003,888	S/ 917,554
- Trade accounts receivable and other accounts receivable
Trade accounts receivable and other accounts receivable (excluding non-financial assets)	[1]	1,379,202	1,452,606
Financial assets related to concession agreements	[2]	908,371	861,190
Accounts receivable from related parties		543,728	570,137
Financial assets		3,835,189	3,801,487
- Trade and other accounts payable
Financial liabilities		3,504,055	3,038,326
Other Financial Liabilities at Amortized Cost [Member]
Other financial liabilities at amortized cost:
Other financial liabilities		780,145	819,973
Finance leases			835
Lease liability for right-of-use asset		42,562	59,085
Bonds		822,925	869,913
- Trade and other accounts payable
Trade and other accounts payable (excluding non-financial liabilities)	[3]	1,785,487	1,207,739
Accounts payable to related parties		72,936	80,781
Other financial liabilities:
Other provisions	[4]	S/ 56,443	S/ 541,345

[1]	The following non-financial assets are excluded: advances to suppliers for S/ 98 million and tax receivable for S/ 104.7 million (S/ 53.7 million and S/ 141.9 million, respectively, as of December 31, 2022).
[2]	It’s included in the trade accounts receivable item.
[3]	The following non-financial liabilities are excluded: advances received from customers for S/241.5 million, taxes payable for S/158.1 million, Salaries and other personnel payable for S/92.2 million and others for S/9.1 million (S/365.7 million, S/165.8 million, S/99.2 million and S/6.2 million, respectively, as of December 31, 2022).
[4]	Includes civil compensation to Peruvian Government S/ 56.4 million (S/ 488.9 million for civil compensation and S/ 52.5 million for INDECOPI, as of December 31, 2022).